Taxation	12 Months Ended
Dec. 31, 2020
Taxation
Taxation

19. Taxation

Cayman Islands

The Cayman Islands currently levies no taxes on individuals or corporations based upon profits, income, gains or appreciation and there is no taxation in the nature of inheritance or estate duty. There are no other taxes likely to be material to the Group levied by the government of the Cayman Islands except for stamp duties which may be applicable on instruments executed in or brought within the jurisdiction of the Cayman Islands. In addition, the Cayman Islands does not impose withholding tax on dividend payments.

19. Taxation (Continued)

British Virgin Islands

The Company’s subsidiaries incorporated in the British Virgin Islands are not subject to income or capital gains tax under the current laws of the British Virgin Islands. In addition, payment of dividends by the British Virgin Islands subsidiaries to their respective shareholders who are not resident in the British Virgin Islands, if any, is not subject to withholding tax in the British Virgin Islands.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiaries in Hong Kong are subject to 16.5% Hong Kong profit tax on their taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

China

On March 16, 2007, the National People’s Congress of PRC enacted a new Corporate Income Tax Law (“new CIT law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to corporate income tax at a uniform rate of 25%. The new CIT law became effective on January 1, 2008. Under the new CIT law, preferential tax treatments will continue to be granted to entities which conduct businesses in certain encouraged sectors and to entities otherwise classified as “high and new technology enterprises.”

Beike Zhaofang has been entitled to an exemption from income tax for the first two years and 50% reduction for the next three years from its first profitable year as a “software enterprise.” It also qualified as a “high and new technology enterprise” and has a preferential income tax rate of 15% from 2016 to 2018 and 2020 to 2022. The privileges cannot be applied simultaneously. Beike Zhaofang applied the privilege of “software enterprise” and was exempted from income tax in 2016 and 2017, and had a preferential income tax rate of 12.5% from 2018 to 2020.

Certain enterprises benefit from a preferential tax rate of 15% under the EIT Law if they are located in applicable PRC regions as specified in the Catalogue of Encouraged Industries in Western Regions (initially effective through the end of 2010 and further extended to 2030), or the Western Regions Catalogue, subject to certain general restrictions described in the EIT Law and the related regulations. Three, three and six entities in the Group in 2018, 2019 and 2020, respectively, were qualified as the enterprises within the Catalogue of Encouraged Industry in the Western Region and had a 15% preferential income tax rate.

The Group’s other PRC subsidiaries, consolidated VIEs (inclusive of VIEs’ subsidiaries) are subject to the statutory income tax rate of 25%.

According to the relevant laws and regulations in the PRC, enterprises engaging in research and development activities were entitled to claim 150% of their research and development expenses so incurred as tax deductible expenses when determining their assessable profits for that year (the “R&D Deduction”). The State Taxation Administration of the PRC announced in September 2018 that enterprises engaging in research and development activities would be entitled to claim 175% of their research and development expenses as R&D Deduction from January 1, 2018 to December 31, 2020.

19. Taxation (Continued)

The components of income (loss) before tax for the years ended December 31, 2018, 2019 and 2020 are as follows:

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

	(in thousands)
Income (loss) before income tax benefit (expense)
Income (loss) from China operations	(143,492)	2,417,298	6,302,358
Loss from non‑China operations	(355,573)	(3,693,062)	(1,915,239)
Total income (loss) before income tax benefit (expense)	(499,065)	(1,275,764)	4,387,119

Income tax expense (benefit) from China operations
Current income tax expense	434,466	1,332,238	1,891,723
Deferred tax benefit	(514,851)	(438,661)	(359,429)
Income tax expense (benefit) from China operations	(80,385)	893,577	1,532,294
Income tax expense from non‑China operations	9,001	10,786	76,502
Total income tax expense (benefit)	(71,384)	904,363	1,608,796

The loss from non-China operation mainly resulted from share-based compensation and amortization of the advertising resources and consumption of other marketing and cloud services provided by Tencent.

In 2018, the Company’s non-China operations mainly included share-based compensation expenses amount to RMB382.2 million. In 2019, the Company’s non-China operations mainly included (i) share-based compensation expenses amounting to RMB2,955.6 million, (ii) amortization of the advertising and traffic resources and consumption of other marketing and cloud services provided by Tencent amounting to RMB563.6 million. In 2020, the Company's non-China operations mainly included (i) share-based compensation expenses amounting to RMB2,252.6 million, and (ii) gains from investment in wealth management products amounting to RMB226.9 million.

The income tax expense (benefit) applicable to China operations for each of the years ended December 31, 2018, 2019 and 2020 differs from the amount computed by applying the PRC statutory income tax rate of 25% to income before tax due to the following:

	For the Year Ended December 31,
	2018	2019	2020
Statutory income tax rate	25.0%	25.0%	25.0%
Tax effect of preferential treatments	37.4%	(1.2%)	(1.7%)
Tax effect of permanent difference	243.2%	(8.3%)	(2.4%)
Tax effect of R&D deduction and others	23.4%	(2.7%)	(2.8%)
Change in valuation allowance	(273.0%)	24.2%	6.2%
Effective tax rates	56.0%	37.0%	24.3%

19. Taxation (Continued)

The change of effective tax rate for the years ended December 31, 2018, 2019 and 2020 is primarily due to increase in expected utilization of accumulated tax losses in certain entities.

The following table sets forth the effect of tax holiday related to China operations:

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

	(in thousands, except for per share data)
Tax holiday effect	53,722	31,394	108,213
Basic net income per share effect	0.04	0.02	0.05
Diluted net income per share effect	0.04	0.02	0.05

The tax effects of temporary differences that give rise to the deferred income tax assets and liabilities as of December 31, 2019 and 2020 are as follows:

	As of December 31,
	2019	2020
	RMB	RMB

	(in thousands)
Deferred tax asset
Net operating loss carrying forward	1,476,412	1,483,894
Asset impairment	363,653	530,710
Deferred rental cost	75,374	88,147
Unrealized profits	333,064	467,404
Accrual expense	59,605	451,008
Others	9,418	41,922
Less: valuation allowance	(1,797,234)	(2,178,650)
Net deferred tax asset	520,292	884,435

Deferred tax liability
Fair value change of certain investments	(12,225)	(5,087)
Acquired intangible assets	(6,886)	(5,152)
Deferred revenue	(3,335)	(7,050)
Total deferred tax liability	(22,446)	(17,289)

The movements of the valuation allowance are as follows:

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

	(in thousands)
Balance at the beginning of the year	(873,977)	(1,325,529)	(1,797,234)
Change of valuation allowance	(451,552)	(471,705)	(381,416)
Balance at the end of the year	(1,325,529)	(1,797,234)	(2,178,650)

19. Taxation (Continued)

Valuation allowance is provided against deferred tax assets when the Group determines that it is more-likely-than-not that the deferred tax assets will not be utilized in the future. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. The statutory income tax rate of 25% or applicable preferential income tax rates were applied when calculating deferred tax assets.

As of December 31, 2018, 2019 and 2020, the Group had net operating loss carryforwards of approximately RMB5,345.3 million, RMB7,054.8 million and RMB6,347.1 million, respectively, which arose from the Group’s subsidiaries and consolidated VIEs (inclusive of VIEs’ subsidiaries) established in the PRC. As of December 31, 2018, 2019 and 2020, deferred tax assets arose from the net operating loss carryforwards amounted to RMB1,112.7 million, RMB1,475.6 million and RMB1,483.9 million was provided for full valuation allowance, respectively, while the remaining RMB207.5 million, RMB0.8 million and nil  is expected to be utilized prior to expiration considering future taxable income for respective entities. As of December 31, 2020, the net operating loss carryforwards of RMB6,347.1 million will expire in the years ending December 31, 2021 through 2025, respectively, if not utilized.

The Company intends to indefinitely reinvest all the undistributed earnings of the Company’s consolidated VIEs (inclusive of VIEs’ subsidiaries) of the VIEs in China, and does not plan to have any of its PRC subsidiaries to distribute any dividend; therefore no withholding tax is expected to be incurred in the foreseeable future. Accordingly, no income tax is accrued on the undistributed earnings of the Company’s consolidated VIEs (inclusive of VIEs’ subsidiaries) as of December 31, 2019 and 2020. Although the Company’s certain PRC subsidiaries have generated accumulated earnings as of December 31, 2020, they have not paid any dividends in the past and currently have no plans to pay any dividends. These PRC subsidiaries plan to reinvest their profits into the PRC operations.

Withholding tax on undistributed dividends

The new CIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes.

The new CIT law also imposes a withholding income tax of 10% on dividends distributed by an VIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an VIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the VIE). The Company did not record any dividend withholding tax on the retained earnings of its FIEs in the PRC, as the Company intends to reinvest all earnings in China to further expand its business in China, and its VIEs do not intend to declare dividends on the retained earnings to their immediate foreign holding companies.